Equity - Subordinated notes - Tabular disclosure - Remuneration of Subordinated Notes (Details) € in Millions, £ in Millions		12 Months Ended
	Nov. 30, 2022 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Apr. 18, 2023 EUR (€)	Nov. 30, 2022 EUR (€)	Nov. 30, 2022 GBP (£)	Nov. 21, 2022 EUR (€)	Nov. 21, 2022 GBP (£)	May 11, 2021 EUR (€)	Oct. 15, 2020 EUR (€)	Sep. 19, 2019 EUR (€)	Apr. 15, 2019 EUR (€)	Oct. 01, 2014 EUR (€)	Oct. 01, 2014 GBP (£)	Feb. 07, 2014 EUR (€)	Feb. 07, 2014 GBP (£)
Disclosure of detailed information about borrowings [line items]
Subordinated notes		€ 4,950	€ 4,950		€ 5,497
Subordinated notes remuneration paid		(177)	(213)		(238)
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2022 and paid in 2023		8	2
Subordinated notes remuneration classified in equity		185	215		238
Subordinated Debt, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value																		€ 2,800
Subordinated Debt, 4.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value																		€ 1,000
Rate																		4.25%	4.25%
Subordinated Debt, 5.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Subordinated notes			1,000		1,000
Initial nominal value																		€ 1,000
Rate																		5.25%	5.25%
Subordinated notes remuneration paid		(71)	(53)		(53)
Subordinated Debt, 5.875 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value																		€ 782	£ 650
Rate																		5.875%	5.875%
Subordinated Debt, 5.88 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value																		€ 782	£ 650
Rate																		5.88%	5.88%
Subordinated notes remuneration paid					(36)	£ (32)
Subordinated Debt, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value																€ 3,000
Subordinated Debt, 4 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value																€ 1,000
Rate																4.00%	4.00%	4.00%	4.00%
Subordinated notes remuneration paid					(3)
Subordinated Debt, 5 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Subordinated notes		1,250	1,250		1,250
Initial nominal value																€ 1,250
Rate																5.00%	5.00%
Subordinated notes remuneration paid		(63)	(63)		(63)
Subordinated Debt, 5.75 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Subordinated notes					547
Initial nominal value																€ 771	£ 600
Rate																5.75%	5.75%
Subordinated notes remuneration paid			(49)	£ (41)	(38)	£ (33)
Subordinated debt, 2.38 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Subordinated notes		1,000	1,000		1,000
Initial nominal value															€ 1,000
Rate															2.38%	2.38%	2.38%
Subordinated notes remuneration paid		(24)	(24)		(24)
Subordinated debt, 1.75 percent, issued September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Subordinated notes		500	500		500
Initial nominal value														€ 500
Rate														1.75%	1.75%
Subordinated notes remuneration paid		(9)	(9)		(9)
Subordinated debt, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value													€ 700
Subordinated debt, 1.75 percent, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Subordinated notes		700	700		700
Initial nominal value													€ 700
Rate													1.75%	1.75%
Subordinated notes remuneration paid		(12)	(12)		(12)
Subordinated debt, 1.38% issued May 2021 [member]
Disclosure of detailed information about borrowings [line items]
Subordinated notes		500	500		€ 500
Initial nominal value												€ 500
Rate												1.375%	1.38%
Subordinated notes remuneration paid		(7)	€ (7)
Subordinated debt, 5.38%, issued April 2023 [member]
Disclosure of detailed information about borrowings [line items]
Subordinated notes		€ 1,000
Initial nominal value							€ 1,000
Rate							5.38%					5.38%
Tranche One Subordinated Note [member]
Disclosure of detailed information about borrowings [line items]
Redemption value | £											£ 426
Initial nominal value										€ 547
Tranche Two Subordinated Note [member]
Disclosure of detailed information about borrowings [line items]
Repurchase of subordinated notes | £	£ 387
Historical value								€ 496
Tranche Three Subordinated Note [member]
Disclosure of detailed information about borrowings [line items]
Historical value								€ 50
Nominal amount remaining | £									£ 39
Borrowings, Nominal Amount Remaining as Percentage of Initial Nominal Amount	10.00%